Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Document Creation Date	dei_DocumentCreationDate	Mar. 01, 2018